UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 October 26, 2013 to November 25, 2013

 Commission File Number of issuing entity: 333-179292-05

 Sequoia Mortgage Trust 2012-6
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-179292

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3891365
 38-3891366
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-2                                  _____    _____     __X___   ____________
  A-IO1                                _____    _____     __X___   ____________
  A-IO2                                _____    _____     __X___   ____________
  A-IO3                                _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  B-5                                  _____    _____     __X___   ____________
  LT-R                                 _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On November 25, 2013, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2012-6.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 No assets securitized by Sequoia Residential Funding, Inc. (the "depositor") and held by Sequoia Mortgage Trust 2012-6 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from October 26, 2013 to November 25, 2013.

 RWT Holdings, Inc., an affiliate of the depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2012-6. The Securitizer filed its first Form ABS-15G on February 6, 2012 and filed its most recent quarterly Form ABS-15G on October 30, 2013. The CIK number of the Securitizer is 0001530239.

 Part II - OTHER INFORMATION

 Item 8. Other Information

 It was previously reported that Wells Fargo Bank, N.A. ("Wells Fargo") delivered its Notice of Resignation of Securities Administrator, Authenticating Agent, Certificate Registrar, Paying Agent and Rule 17g-5 Information Provider for this transaction on October 28, 2013 to be effective 11:59 pm EST December 31, 2013. On December 6, 2013, Sequoia Residential Funding, Inc. (the "Registrant") delivered two executed documents into an escrow closing: (i) an Instrument of Appointment and Acceptance of Successor Securities Administrator, dated as of January 1, 2014, by and among the Registrant, Christiana Trust, a Division of Wilmington Savings Fund Society, FSB, as trustee (the "Trustee"), Wells Fargo, as Predecessor Securities Administrator, Predecessor Rule 17g-5 Information Provider, Predecessor Certificate Registrar, Predecessor Paying Agent and Predecessor Authenticating Agent, and Citibank, N.A. ("Citibank), as Successor Securities Administrator, Successor Rule 17g-5 Information Provider, Successor Certificate Registrar, Successor Paying Agent and Successor Authenticating Agent, whereunder Citibank accepted appointment to replace Wells Fargo as Securities Administrator, Rule 17g-5 Information Provider, Certificate Registrar, Paying Agent and Authenticating Agent for this transaction; and (ii) the Amended and Restated Pooling and Servicing Agreement, dated as of January 1, 2014, by and among the Registrant, as Depositor, the Trustee, Wells Fargo, as Master Servicer, and Citibank, as Securities Administrator and Rule 17g-5 Information Provider, and as to certain sections by Redwood Residential Acquisition Corporation, as seller, and Sequoia Mortgage Funding Corporation, as controlling holder. Both documents (i) and (ii) above are dated and will be effective as of January 1, 2014.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-6, relating to the November 25, 2013 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Chairman of the Board and Chief
 Executive Officer
 Date: December 6, 2013


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-6, relating to the November 25, 2013 distribution.